Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2016
Registrant Name	SCHRODER SERIES TRUST
Central Index Key	0000908802
Amendment Flag	false
Document Creation Date	Feb. 28, 2017
Document Effective Date	Mar. 01, 2017
Prospectus Date	Mar. 01, 2017
Schroder Emerging Markets Small Cap Fund | Investor Shares
Prospectus:
Trading Symbol	SMLNX
Schroder Emerging Markets Small Cap Fund | R6 Shares
Prospectus:
Trading Symbol	SMLRX
Schroder Long Duration Investment-Grade Bond Fund | Investor Shares
Prospectus:
Trading Symbol	STWLX
Schroder Short Duration Bond Fund | Investor Shares
Prospectus:
Trading Symbol	SDBNX
Schroder Short Duration Bond Fund | R6 Shares
Prospectus:
Trading Symbol	SDBRX
SCHRODER TOTAL RETURN FIXED INCOME FUND | SCHRODER TOTAL RETURN FIXED INCOME FUND - INVESTOR CLASS
Prospectus:
Trading Symbol	SBBIX
SCHRODER TOTAL RETURN FIXED INCOME FUND | SCHRODER TOTAL RETURN FIXED INCOME FUND - ADVISOR CLASS
Prospectus:
Trading Symbol	SBBVX